As filed with the Securities and Exchange Commission on November 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)
		Market
	Shares	Value
Common Stocks (95%)
Aerospace & Defense (0.9%)
Honeywell International, Inc.	12,500	$1,164,000
Airlines (0.2%)
United Continental Holdings, Inc. *	5,000	233,950
Auto Components (0.5%)
Sypris Solutions, Inc.	187,500	616,875
Biotechnology (9%)
Exact Sciences Corp. *	1,200	23,256
Gilead Sciences, Inc. *	117,000	12,454,650
		12,477,906
Capital Markets (2.4%)
Financial Engines, Inc.	67,500	2,309,513
Oaktree Capital Group LLC	20,000	1,022,000
		3,331,513
Commercial Services & Supplies (0.5%)
Clean Harbors, Inc. *	13,000	700,960
Communications Equipment (9.1%)
Emulex Corp. *	609,950	3,013,153
KVH Industries, Inc. *	350,000	3,962,000
QUALCOMM, Inc.	5,000	373,850
ViaSat, Inc. * †	92,500	5,098,600
		12,447,603
Electrical Equipment (0.1%)
TCP International Holdings Ltd. *	20,000	152,400
Electronic Equipment, Instruments & Components (9.0%)
Corning, Inc.	35,000	676,900
Electro Scientific Industries, Inc.	374,000	2,539,460
II-VI, Inc. *	247,100	2,908,367
Ingram Micro, Inc. *	10,000	258,100
Jabil Circuit, Inc. †	160,000	3,227,200
Newport Corp. *	100,000	1,772,000
Vishay Intertechnology, Inc.	62,500	893,125
		12,275,152
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	12,500	1,271,125
Health Care Equipment & Supplies (7.7%)
Becton Dickinson and Co.	41,500	4,723,115
CONMED Corp.	48,150	1,773,846
Covidien PLC	27,500	2,379,025
Varian Medical Systems, Inc. *	20,000	1,602,400
		10,478,386
Health Care Providers & Services (8.6%)
Express Scripts Holding Co. * †	167,500	11,830,525
Health Care Technology (0.1%)
Cerner Corp. *	2,500	148,925
Hotels, Restaurants & Leisure (0.6%)
Life Time Fitness, Inc. *	15,000	756,600

Internet Software & Services (3.3%)
Akamai Technologies, Inc. *	50,000	2,990,000
Amber Road, Inc. *	20,000	346,800
Borderfree, Inc. *	19,991	257,884
Brightcove, Inc. *	17,500	97,650
Q2 Holdings, Inc. *	20,000	280,000
QuinStreet, Inc. *	50,000	207,500
Xoom Corp. *	10,000	219,500
YuMe, Inc. *	25,000	125,000
		4,524,334
Leisure Products (0.2%)
Black Diamond, Inc. *	44,900	339,444
Life Sciences Tools & Services (7.1%)
Bruker Corp. *	12,500	231,437
Thermo Fisher Scientific, Inc. †	77,500	9,431,750
		9,663,187
Media (3.2%)
Comcast Corp.	60,000	3,226,800
Discovery Communications, Inc. - Class A *	5,000	189,000
Discovery Communications, Inc. - Class C *	4,500	167,760
Twenty-First Century Fox, Inc.	10,000	342,900
World Wrestling Entertainment, Inc.	32,500	447,525
		4,373,985
Oil, Gas & Consumable Fuels (4.2%)
Hess Corp. †	55,000	5,187,600
WPX Energy, Inc. *	22,000	529,320
		5,716,920
Pharmaceuticals (0.1%)
Corium International, Inc. *	21,628	132,796
Professional Services (0.8%)
WageWorks, Inc. *	23,500	1,069,955
Semiconductors & Semiconductor Equipment (11.5%)
Broadcom Corp.	5,000	202,100
Brooks Automation, Inc.	90,000	945,900
Entegris, Inc. *	210,000	2,415,000
Entropic Communications, Inc. *	389,200	1,035,272
FormFactor, Inc. *	725,000	5,198,250
MKS Instruments, Inc.	67,500	2,253,150
Nova Measuring Instruments Ltd. *	130,000	1,404,000
PDF Solutions, Inc. *	167,500	2,112,175
Xilinx, Inc.	6,100	258,335
		15,824,182
Software (1.1%)
Barracuda Networks, Inc. *	28,023	718,790
Mavenir Systems, Inc. *	60,000	753,600
		1,472,390
Specialty Retail (5.9%)
CarMax, Inc. * †	140,000	6,503,000
Dick's Sporting Goods, Inc. †	30,000	1,316,400
Tiffany & Co.	2,500	240,775
		8,060,175

Technology Hardware, Storage & Peripherals (6.8%)
Electronics For Imaging, Inc. *	70,000	3,091,900
Super Micro Computer, Inc. *	210,000	6,178,200
		9,270,100
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp. *	28,577	540,105
Trading Companies & Distributors (0.8%)
Air Lease Corp.	35,000	1,137,500
Total Common Stocks
(Cost $68,081,550)		130,010,993

Short-Term Investment (3.9%)
Money Market Fund (3.9%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $5,356,676)	5,356,676	5,356,676

Total Investments (98.9%)
(Cost $73,438,226)		135,367,669
Total Securities Sold Short (-2.4%)		(3,253,375)
(Proceeds $2,595,005)
Other Assets in Excess of Liabilities (3.5%)		4,727,321
Net Assets (100.0%)		$136,841,615

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2014.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,729,150.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2014
		Market
	Shares	Value
Securities Sold Short (-2.1%)
Communications Equipment (-1.0%)
Ubiquiti Networks, Inc. *	37,500	$1,407,375
Software (-1.1%)
ANSYS, Inc. *	20,000	1,513,400
Total Securities Sold Short
(Proceeds $2,235,310)		2,920,775

Exchange Traded Funds Sold Short (-0.3%)
iShares Russell 2000 ETF	1,000	109,350
iShares Russell 2000 Growth ETF	1,000	129,690
iShares Russell 2000 Value ETF	1,000	93,560
Total Exchange Traded Funds Sold Short
(Proceeds $359,695)		332,600

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $2,595,005)		3,253,375

Total Securities & Exchange Traded Funds Sold Short (-2.4%)		(3,253,375)
Total Investments (98.9%)		135,367,669
Other Assets in Excess of Liabilities (3.5%)		4,727,321
Net Assets (100.0%)		$136,841,615

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)
		Market
	Shares	Value
Common Stocks (98.8%)
Aerospace & Defense (2.0%)
Precision Castparts Corp. †	5,000	$1,184,400
Biotechnology (9.1%)
Gilead Sciences, Inc. * †	50,000	5,322,500
Capital Markets (1.8%)
Financial Engines, Inc. †	30,000	1,026,450
Commercial Services & Supplies (0.5%)
Clean Harbors, Inc. *	5,000	269,600
Communications Equipment (6.6%)
Emulex Corp. *	10,000	49,400
KVH Industries, Inc. *	225,000	2,547,000
ViaSat, Inc. * †	23,000	1,267,760
		3,864,160
Electrical Equipment (0.2%)
TCP International Holdings Ltd. *	7,500	57,150
Vicor Corp. *	5,000	47,000
		104,150
Electronic Equipment, Instruments & Components (4.6%)
Electro Scientific Industries, Inc.	50,000	339,500
FEI Co. †	14,000	1,055,880
II-VI, Inc. *	39,000	459,030
IPG Photonics Corp. * †	5,000	343,900
Vishay Precision Group, Inc. *	30,000	448,200
		2,646,510
Health Care Equipment & Supplies (1.5%)
Becton Dickinson and Co.	4,500	512,145
LeMaitre Vascular, Inc.	55,000	378,400
		890,545
Health Care Providers & Services (1.0%)
Express Scripts Holding Co. * †	8,000	565,040
Health Care Technology (0.6%)
Omnicell, Inc. *	13,000	355,290
Hotels, Restaurants & Leisure (0.7%)
Life Time Fitness, Inc. *	2,750	138,710
Panera Bread Co. *	1,700	276,624
		415,334
Household Durables (1.2%)
iRobot Corp. *	15,000	456,750
Libbey, Inc. *	10,000	262,600
		719,350
Household Products (1.1%)
Oil-Dri Corp. of America	25,313	659,910
Insurance (1.4%)
Crawford & Co.	55,000	424,600
Pethealth, Inc. *	155,000	384,749
		809,349

Internet & Catalog Retail (0.0%)
Coupons.com, Inc. *	671	8,025
RetailMeNot, Inc. *	678	10,957
		18,982
Internet Software & Services (18.3%)
Akamai Technologies, Inc. * †	80,000	4,784,000
Amber Road, Inc. *	10,000	173,400
ARI Network Services, Inc. *	15,000	48,000
Borderfree, Inc. *	10,000	129,000
Brightcove, Inc. *	25,000	139,500
ChannelAdvisor Corp. *	3,383	55,481
Constant Contact, Inc. * †	45,000	1,221,300
Equinix, Inc. *	3,500	743,680
Q2 Holdings, Inc. *	12,500	175,000
Reis, Inc.	93,000	2,193,870
TheStreet, Inc.	265,000	593,600
Xoom Corp. *	9,000	197,550
YuMe, Inc. *	40,000	200,000
		10,654,381
Life Sciences Tools & Services (0.6%)
Bruker Corp. *	17,500	324,013
Media (2.2%)
Discovery Communications, Inc. - Class A *	1,500	56,700
Discovery Communications, Inc. - Class C *	1,500	55,920
Twenty-First Century Fox, Inc.	1,000	34,290
World Wrestling Entertainment, Inc. †	83,500	1,149,795
		1,296,705
Oil, Gas & Consumable Fuels (1.4%)
Hess Corp. †	8,500	801,720
Pharmaceuticals (0.1%)
Corium International, Inc. *	9,650	59,251
Professional Services (2.2%)
WageWorks, Inc. * †	28,000	1,274,840
Semiconductors & Semiconductor Equipment (19.8%)
Entegris, Inc. *	200,000	2,300,000
Entropic Communications, Inc. *	127,150	338,219
FormFactor, Inc. *	450,000	3,226,500
MKS Instruments, Inc. †	29,100	971,358
Nanometrics, Inc. *	3,000	45,300
Nova Measuring Instruments Ltd. *	94,900	1,024,920
PDF Solutions, Inc. * †	235,000	2,963,350
Photronics, Inc. *	61,000	491,050
Xcerra Corp. *	10,000	97,900
Xilinx, Inc.	1,200	50,820
		11,509,417
Software (3.8%)
Barracuda Networks, Inc. *	13,539	347,275
Bottomline Technologies, Inc. * †	29,000	800,110
Exa Corp. *	5,000	56,400
GSE Systems, Inc. *	398,500	621,660
Mavenir Systems, Inc. *	32,600	409,456
		2,234,901

Specialty Retail (2.9%)
CarMax, Inc. * †	22,500	1,045,125
Dick's Sporting Goods, Inc. †	15,000	658,200
		1,703,325
Technology Hardware, Storage & Peripherals (14.7%)
Apple, Inc. †	37,450	3,773,087
Avid Technology, Inc. *	5,000	50,500
Electronics For Imaging, Inc. * †	40,000	1,766,800
Super Micro Computer, Inc. * †	100,000	2,942,000
		8,532,387
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp. *	13,318	251,710
Trading Companies & Distributors (0.1%)
Air Lease Corp.	2,500	81,250
Total Common Stocks
(Cost $31,314,183)		57,575,470

Short-Term Investment (0.6%)
Money Market Fund (0.6%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $342,711)	342,711	342,711

Total Investments (99.4%)
(Cost $31,656,894)		57,918,181
Total Securities Sold Short (-4.6%)		(2,659,685)
(Proceeds $1,902,109)
Other Assets in Excess of Liabilities (5.2%)		2,992,168
Net Assets (100.0%)		$58,250,664

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2014
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $7,478,785.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2014 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-4.5%)
Communications Equipment (-2.6%)
Ubiquiti Networks, Inc. *	40,500	$1,519,965
Electrical Equipment (-0.2%)
Orion Energy Systems, Inc. *	15,000	80,250
Health Care Providers & Services (0.0%)
Trupanion, Inc. *	1,600	13,600
Semiconductors & Semiconductor Equipment (0.0%)
QuickLogic Corp. *	2,500	7,475
Software (-1.1%)
ANSYS, Inc. *	8,000	605,360
Thrifts & Mortgage Finance (-0.6%)
Federal Home Loan Mortgage Corp. *	135,000	356,400
Total Securities Sold Short
(Proceeds $1,842,693)		2,583,050

Exchange Traded Funds Sold Short (-0.1%)
Market Vectors Semiconductor ETF	1,500	76,635
Total Exchange Traded Funds Sold Short
(Proceeds $59,416)		76,635

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $1,902,109)		2,659,685

Total Securities & Exchange Traded Funds Sold Short (-4.6%)		(2,659,685)
Total Investments (99.4%)		57,918,181
Other Assets in Excess of Liabilities (5.2%)		2,992,168
Net Assets (100.0%)		$58,250,664

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)
		Market
	Shares	Value
Common Stocks (92.4%)
Biotechnology (1.0%)
Exact Sciences Corp. *	17,300	$335,274
Capital Markets (1.0%)
FXCM, Inc.	20,000	317,000
Commercial Services & Supplies (0.3%)
Clean Harbors, Inc. *	2,000	107,840
Communications Equipment (20.8%)
Aruba Networks, Inc. *	7,500	161,850
Emulex Corp. *	475,000	2,346,500
KVH Industries, Inc. *	145,000	1,641,400
Riverbed Technology, Inc. *	60,000	1,112,700
Ruckus Wireless, Inc. *	125,000	1,670,000
		6,932,450
Electronic Equipment, Instruments & Components (14.2%)
Electro Scientific Industries, Inc.	185,000	1,256,150
II-VI, Inc. * †	127,900	1,505,383
Ingram Micro, Inc. *	10,000	258,100
Newport Corp. *	22,500	398,700
TTM Technologies, Inc. * †	191,440	1,303,707
		4,722,040
Energy Equipment & Services (1.1%)
C&J Energy Services, Inc. *	10,000	305,500
Superior Energy Services, Inc.	2,000	65,740
		371,240
Health Care Equipment & Supplies (0.9%)
Cutera, Inc. *	20,800	210,080
Novadaq Technologies, Inc. *	7,500	95,175
		305,255
Health Care Providers & Services (2.8%)
Express Scripts Holding Co. * †	13,000	918,190
Health Care Technology (0.4%)
Cerner Corp. *	2,500	148,925
Hotels, Restaurants & Leisure (1.1%)
Life Time Fitness, Inc. *	7,500	378,300
Internet Software & Services (6.7%)
Borderfree, Inc. *	4,110	53,019
Everyday Health, Inc. *	9,200	128,524
Reis, Inc.	48,300	1,139,397
TheStreet, Inc.	400,000	896,000
		2,216,940
Leisure Products (1.6%)
Black Diamond, Inc. *	67,400	509,544
Media (2.1%)
World Wrestling Entertainment, Inc.	50,000	688,500
Oil, Gas & Consumable Fuels (5.9%)
Hess Corp. †	10,000	943,200
WPX Energy, Inc. *	42,000	1,010,520
		1,953,720

Semiconductors & Semiconductor Equipment (22.2%)
Entegris, Inc. *	35,000	402,500
Entropic Communications, Inc. *	360,000	957,600
FormFactor, Inc. *	440,000	3,154,800
MKS Instruments, Inc.	30,000	1,001,400
NeoPhotonics Corp. *	85,003	284,760
Peregrine Semiconductor Corp. *	5,000	61,850
Rudolph Technologies, Inc. *	170,000	1,538,500
		7,401,410
Specialty Retail (0.6%)
American Eagle Outfitters, Inc.	12,500	181,500
Francesca's Holdings Corp. *	2,000	27,860
		209,360
Technology Hardware, Storage & Peripherals (4.2%)
Super Micro Computer, Inc. *	48,000	1,412,160
Thrifts & Mortgage Finance (1.6%)
Tree.com, Inc. *	15,000	538,350
Trading Companies & Distributors (3.9%)
Air Lease Corp.	40,000	1,300,000
Total Common Stocks
(Cost $31,158,130)		30,766,498

Short-Term Investment (7.1%)
Money Market Fund (7.1%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $2,371,730)	2,371,730	2,371,730

Total Investments (99.5%)
(Cost $33,529,860)		33,138,228
Total Securities Sold Short (-3.5%)		(1,158,135)
(Proceeds $1,278,851)
Other Assets in Excess of Liabilities (4.0%)		1,349,568
Net Assets (100.0%)		$33,329,661

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2014.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $422,800.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2014 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-3.5%)
Communications Equipment (-0.7%)
Ubiquiti Networks, Inc. *	6,000	$225,180
Total Securities Sold Short
(Proceeds $268,895)		225,180

Exchange Traded Funds Sold Short (-2.8%)
iShares Russell 2000 ETF	3,000	328,050
iShares Russell 2000 Growth ETF	2,500	324,225
iShares Russell 2000 Value ETF	3,000	280,680
Total Exchange Traded Funds Sold Short
(Proceeds $1,009,956)		932,955

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $1,278,851)		1,158,135

Total Securities & Exchange Traded Funds Sold Short (-3.5%)		(1,158,135)
Total Investments (99.5%)		33,138,228
Other Assets in Excess of Liabilities (4.0%)		1,349,568
Net Assets (100.0%)		$33,329,661

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2014.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the nine months ended September 30, 2014.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares. For the nine months ended September 30, 2014, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $73, $1,320 and $97, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of September 30, 2014, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets.

Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of September 30, 2014, the Portfolios did not hold any Level 2 securities.

The following is a summary categorization, as of September 30, 2014, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$130,010,993	$57,575,470	$30,766,498
Short-Term
Investments	5,356,676	342,711	2,371,730
Liabilities
Securities Sold Short(2)	(3,253,375)	(2,659,685)	(1,158,135)
Total	$132,114,294	$55,258,496	$31,980,093
(1)As of September 30, 2014, the Portfolios did not hold Level 2 or Level 3 investments.
(2)Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Derivative Instruments and Hedging Activities

The “Derivatives and Hedging” Topic of the Codification (ASC 815, formerly SFAS 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. The Portfolios did not use derivatives during the nine months ended September 30, 2014.

4.	Short Sale Transactions

During the nine months ended September 30, 2014, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2014, the market value of securities separately segregated to cover short positions was $3,729,150, $7,478,785, and $422,800 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $3,938,761, $2,921,979 and $2,618,231 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2014 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

5.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

6. Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of September 30, 2014, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$71,806,984	$70,785,163	$(7,224,478)	$63,560,685
NAGF	31,755,504	28,221,501	(2,058,824)	26,162,677
NSCGF	33,700,435	4,193,419	(4,755,626)	(562,207)

*Tax adjustments are calculated annually and therefore, the table above reflects the tax adjustments outstanding at the previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Company’s most recent annual shareholder report.

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By       /s/ George A. Needham
           George A. Needham, President (Chief Executive Officer)

Date             11/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ George A. Needham
           George A. Needham, President (Chief Executive Officer)

Date             11/24/2014

By      /s/ James W. Giangrasso
          James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date             11/21/2014